Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Advertising Expense			$ 86,000	$ 4,000
Property, Plant and Equipment, Estimated Useful Lives	five to twenty-five years		five to twenty-five years
Property, Plant, and Equipment, Salvage Value	0		0
Construction in Progress, Gross	3,718,097		2,117,001	0
Estimated Cost to be Incurred to Complete Contstruction	1,300,000		2,000,000,000,000
Depreciation	80,472	56,893	258,162	70,641
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	32,324,460	25,916,292	29,663,947	19,145,164
Number of Operating Segments	1
Inventory Valuation Reserves	$ 0		$ 0
Warrant [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	22,135,954	16,739,136	19,530,441	12,307,558
Equity Option [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	10,188,506	6,834,406	10,133,506	6,837,606
Series AA Preferred Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			2,342,740